Condensed Financial Information of the Company Condensed Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	¥ 36,766	¥ 41,464
Shortterm investment	54,947	75,497
Receivables due from related parties	104	69
Prepayments and other current assets	17,171	16,030
Non-current assets:
Total assets	276,193	458,966
Current liabilities:
Accrued liabilities and other payables	15,103	25,152
Total liabilities	157,945	197,106
Commitments and Contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	2,057,363	2,064,264
Treasury stock (US$ 0.0001 par value; 13,419,936 shares and 3,176,411 shares as of December 31, 2023 and 2024, respectively)	(2,865)	(11,502)
Accumulated deficit	(1,932,258)	(1,796,189)
Accumulated other comprehensive loss	(4,922)	(5,290)
Total 36Kr Holdings Inc.'s shareholders' equity	118,012	251,977
Total liabilities and shareholders' equity	276,193	458,966
Class A Ordinary Shares
Shareholders' equity
Ordinary shares	628	628
Common Class B
Shareholders' equity
Ordinary shares	66	66
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	10,936	9,683
Shortterm investment		10,624
Amount due from inter-company entities	535	527
Receivables due from related parties	54	54
Prepayments and other current assets	74	159
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	131,416	254,474
Total assets	143,015	275,521
Current liabilities:
Amount due to inter-company entities	21,878	19,448
Accrued liabilities and other payables	3,124	4,096
Total liabilities	25,002	23,544
Commitments and Contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	2,057,363	2,064,264
Treasury stock (US$ 0.0001 par value; 13,419,936 shares and 3,176,411 shares as of December 31, 2023 and 2024, respectively)	(2,865)	(11,502)
Accumulated deficit	(1,932,258)	(1,796,189)
Accumulated other comprehensive loss	(4,921)	(5,290)
Total 36Kr Holdings Inc.'s shareholders' equity	118,013	251,977
Total liabilities and shareholders' equity	143,015	275,521
Parent Company | Reportable Legal Entities | Class A Ordinary Shares
Shareholders' equity
Ordinary shares	628	628
Parent Company | Reportable Legal Entities | Common Class B
Shareholders' equity
Ordinary shares	¥ 66	¥ 66